Right-of-use assets and leases liabilities - Undiscounted cash flows for lease liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Undiscounted cash flows for lease liabilities
Total minimum lease payments	$ 38,643,095
Less discounted cash flows	10,730,222
Present value of minimum lease payments	27,912,873	$ 25,391,757	$ 14,272,222
2021
Undiscounted cash flows for lease liabilities
Total minimum lease payments	7,332,523
2022
Undiscounted cash flows for lease liabilities
Total minimum lease payments	6,118,980
2023
Undiscounted cash flows for lease liabilities
Total minimum lease payments	4,993,889
2024
Undiscounted cash flows for lease liabilities
Total minimum lease payments	4,612,166
2025
Undiscounted cash flows for lease liabilities
Total minimum lease payments	4,158,276
Thereafter
Undiscounted cash flows for lease liabilities
Total minimum lease payments	$ 11,427,261